Redeemable Convertible Preferred Stock - Schedule of Redeemable Convertible Preferred Stock (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Original issue price	$ 0.0001	$ 0.0001	$ 0.0001
Shares authorized	157,039,424	157,039,424	138,700,810
Shares issued	149,616,222	145,182,811	100,608,468
Shares outstanding	149,616,222	145,182,811	100,608,468
Carrying value	$ 197,867,000	$ 191,199,000	$ 104,634,000
Liquidation preference	$ 173,245	$ 167,038	$ 104,634
Series A Convertible Preferred Stock [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Original issue price	$ 0.05	$ 0.0525	$ 0.05
Shares authorized	12,285,713	12,285,713	12,285,713
Shares issued	12,285,713	12,285,713	12,285,713
Shares outstanding	12,285,713	12,285,713	12,285,713
Carrying value	$ 645,000	$ 645,000	$ 645,000
Liquidation preference	$ 645,000	$ 645,000	$ 645,000
Series B Convertible Preferred Stock [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Original issue price	$ 0.21	$ 0.21	$ 0.21
Shares authorized	7,500,000	7,500,000	7,500,000
Shares issued	7,500,000	7,500,000	7,500,000
Shares outstanding	7,500,000	7,500,000	7,500,000
Carrying value	$ 1,575,000	$ 1,575,000	$ 1,575,000
Liquidation preference	$ 1,575,000	$ 1,575,000	$ 1,575,000
Series C Convertible Preferred Stock [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Original issue price	$ 0.85	$ 0.85	$ 0.85
Shares authorized	5,000,000	5,000,000	5,000,000
Shares issued	5,000,000	5,000,000	5,000,000
Shares outstanding	5,000,000	5,000,000	5,000,000
Carrying value	$ 4,250,000	$ 4,250,000	$ 4,250,000
Liquidation preference	$ 4,250,000	$ 4,250,000	$ 4,250,000
Series D Convertible Preferred Stock [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Original issue price	$ 1	$ 1	$ 1
Shares authorized	4,100,799	4,100,799	4,100,799
Shares issued	4,100,799	4,100,799	4,100,799
Shares outstanding	4,100,799	4,100,799	4,100,799
Carrying value	$ 4,101,000	$ 4,101,000	$ 4,101,000
Liquidation preference	$ 4,101,000	$ 4,101,000	$ 4,101,000
Series E Convertible Preferred Stock [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Original issue price	$ 1.12	$ 1.12	$ 1.12
Shares authorized	22,671,428	22,671,428	22,671,428
Shares issued	22,671,428	22,671,428	22,671,428
Shares outstanding	22,671,428	22,671,428	22,671,428
Carrying value	$ 25,392,000	$ 25,392,000	$ 25,392,000
Liquidation preference	$ 25,392,000	$ 25,392,000	$ 25,392,000
Series F Convertible Preferred Stock [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Original issue price	$ 1.4	$ 1.4	$ 1.4
Shares authorized	105,481,484	105,481,484	87,142,870
Shares issued	98,058,282	93,624,871	49,050,528
Shares outstanding	98,058,282	93,624,871	49,050,528
Carrying value	$ 161,904,000	$ 155,236,000	$ 68,671,000
Liquidation preference	$ 137,282,000	$ 131,075,000	$ 68,671,000
Convertible Preferred Stocks [Member]
Schedule of Redeemable Convertible Preferred Stock [Line Items]
Shares authorized	157,039,424	157,039,424	138,700,810
Shares issued	149,616,222	145,182,811	100,608,468
Shares outstanding	149,616,222	145,182,811	100,608,468
Carrying value	$ 197,867,000	$ 191,199,000	$ 104,634,000
Liquidation preference	$ 173,245,000	$ 167,038,000	$ 104,634,000